Segment information (Details 2)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplier A
Supplier accounting for more than 5% of Group's purchases	36	23	21
Supplier B
Supplier accounting for more than 5% of Group's purchases	26	42	33
Supplier C
Supplier accounting for more than 5% of Group's purchases	8	7	6
Supplier D
Supplier accounting for more than 5% of Group's purchases	5	5	5
Supplier E
Supplier accounting for more than 5% of Group's purchases	0	0	5
Supplier F
Supplier accounting for more than 5% of Group's purchases	0	0	5